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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
		  OF REGISTERED MANAGEMENT INVESTMENT COMPANY



		Investment Company Act file number 811-01466


                   	        Pioneer Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

          Pioneer Fund
          Schedule of Investments 3/31/2010 (unaudited)

 Shares                                                            Value
          COMMON STOCKS - 99.8 %
          Energy - 9.7 %
          Coal & Consumable Fuels - 0.3 %
 500,000  Consol Energy, Inc.                                   $21,330,000
          Integrated Oil & Gas - 6.2 %
2,204,691 Chevron Corp.                                         $167,181,719
1,243,600 ConocoPhillips                                         63,635,012
1,011,829 Exxon Mobil Corp.                                      67,772,306
 730,000  Hess Corp. (b)                                         45,661,500
1,450,000 Marathon Oil Corp.                                     45,878,000
                                                                $390,128,537
          Oil & Gas Drilling - 0.5 %
 695,352  Ensco Plc (A.D.R.)                                    $31,137,863
          Oil & Gas Equipment & Services - 0.9 %
 900,000  Schlumberger, Ltd.                                    $57,114,000
          Oil & Gas Exploration & Production - 1.8 %
1,125,502 Apache Corp.                                          $114,238,453
          Total Energy                                          $613,948,853
          Materials - 7.2 %
          Aluminum - 0.7 %
3,056,824 Alcoa, Inc. (b)                                       $43,529,174
          Diversified Chemical - 0.6 %
1,090,474 E.I. du Pont de Nemours and Co.                       $40,609,252
          Diversified Metals & Mining - 3.8 %
 400,000  BHP Billiton, Ltd. (A.D.R.) (b)                       $32,128,000
 740,000  Freeport-McMoRan Copper & Gold, Inc. (Class B) (b)     61,819,600
2,440,000 Rio Tinto Plc                                          144,633,362
                                                                $238,580,962
          Fertilizers & Agricultural Chemicals - 0.6 %
 501,250  Monsanto Co.                                          $35,799,275
          Industrial Gases - 1.0 %
 507,700  Air Products & Chemicals, Inc.                        $37,544,415
 300,000  Praxair, Inc. (b)                                      24,900,000
                                                                $62,444,415
          Specialty Chemicals - 0.5 %
 787,300  Ecolab, Inc.                                          $34,601,835
          Total Materials                                       $455,564,913
          Capital Goods - 11.2 %
          Aerospace & Defense - 3.3 %
1,052,500 General Dynamics Corp.                                $81,253,000
 350,000  Honeywell International, Inc.                          15,844,500
 469,300  Lockheed Martin Corp.                                  39,055,146
 992,000  United Technologies Corp.                              73,021,120
                                                                $209,173,766
          Construction & Farm Machinery & Heavy Trucks - 4.0 %
 764,400  Caterpillar, Inc. (b)                                 $48,042,540
1,291,900 Deere & Co. (b)                                        76,816,374
2,996,250 PACCAR, Inc. (b)                                       129,857,475
                                                                $254,716,389
          Electrical Component & Equipment - 1.5 %
1,120,600 Emerson Electric Co. (b)                              $56,411,004
 654,100  Rockwell International Corp.                           36,865,076
                                                                $93,276,080
          Industrial Conglomerates - 1.6 %
 665,200  3M Co.                                                $55,590,764
2,350,000 General Electric Co.                                   42,770,000
                                                                $98,360,764
          Industrial Machinery - 0.8 %
 470,000  Illinois Tool Works, Inc.                             $22,259,200
 449,950  Parker Hannifin Corp. (b)                              29,129,763
                                                                $51,388,963
          Total Capital Goods                                   $706,915,962
          Transportation - 4.1 %
          Railroads - 4.1 %
1,300,000 Canadian National Railway Co. (b)                     $78,767,000
 400,000  CSX Corp.                                              20,360,000
2,865,800 Norfolk Southern Corp. (b)                             160,169,562
                                                                $259,296,562
          Total Transportation                                  $259,296,562
          Automobiles & Components - 3.4 %
          Auto Parts & Equipment - 2.4 %
 700,000  BorgWarner, Inc. *                                    $26,726,000
3,858,000 Johnson Controls, Inc.                                 127,275,420
                                                                $154,001,420
          Automobile Manufacturers - 1.0 %
5,081,500 Ford Motor Corp. * (b)                                $63,874,455
          Total Automobiles & Components                        $217,875,875
          Consumer Durables & Apparel - 0.9 %
          Apparel, Accessories & Luxury Goods - 0.9 %
1,400,000 Coach, Inc. (b)                                       $55,328,000
          Total Consumer Durables & Apparel                     $55,328,000
          Consumer Services - 0.5 %
          Restaurants - 0.5 %
 301,500  McDonald's Corp.                                      $20,116,080
 222,000  Yum! Brands, Inc.                                       8,509,260
                                                                $28,625,340
          Total Consumer Services                               $28,625,340
          Media - 3.6 %
          Publishing - 3.6 %
3,494,400 John Wiley & Sons, Inc. (b)                           $151,237,632
2,122,698 McGraw-Hill Co., Inc. (b)                              75,674,184
                                                                $226,911,816
          Total Media                                           $226,911,816
          Retailing - 4.0 %
          Department Stores - 0.8 %
1,255,793 Nordstrom, Inc. (b)                                   $51,299,144
          General Merchandise Stores - 1.9 %
2,284,700 Target Corp. (b)                                      $120,175,220
          Home Improvement Retail - 0.9 %
2,315,200 Lowe's Companies, Inc.                                $56,120,448
          Specialty Stores - 0.4 %
1,200,000 Staples, Inc.                                         $28,068,000
          Total Retailing                                       $255,662,812
          Food & Drug Retailing - 3.8 %
          Drug Retail - 2.4 %
1,213,800 CVS/Caremark Corp.                                    $44,376,528
2,854,500 Walgreen Co.                                           105,873,405
                                                                $150,249,933
          Food Distributors - 0.8 %
1,732,400 Sysco Corp.                                           $51,105,800
          Hypermarkets & Supercenters - 0.6 %
 751,000  Wal-Mart Stores, Inc.                                 $41,755,600
          Total Food & Drug Retailing                           $243,111,333
          Food, Beverage & Tobacco - 6.5 %
          Packaged Foods & Meats - 5.5 %
 916,900  Campbell Soup Co. (b)                                 $32,412,415
 911,600  General Mills, Inc.                                    64,532,164
1,506,750 H.J. Heinz Co., Inc. (b)                               68,722,868
1,925,000 Hershey Foods Corp. (b)                                82,409,250
 776,500  Kellogg Co.                                            41,488,395
2,029,500 Kraft Foods, Inc.                                      61,372,080
                                                                $350,937,172
          Soft Drinks - 1.0 %
 918,290  PepsiCo, Inc.                                         $60,754,066
          Total Food, Beverage & Tobacco                        $411,691,238
          Household & Personal Products - 2.7 %
          Household Products - 2.1 %
 303,300  Clorox Co.                                            $19,453,662
1,351,500 Colgate-Palmolive Co.                                  115,228,890
                                                                $134,682,552
          Personal Products - 0.6 %
 581,300  Estee Lauder Co. (b)                                  $37,708,931
          Total Household & Personal Products                   $172,391,483
          Health Care Equipment & Services - 6.7 %
          Health Care Equipment - 6.7 %
 801,000  Baxter International, Inc.                            $46,618,200
1,540,300 Becton, Dickinson & Co.                                121,267,819
 952,600  C. R. Bard, Inc. (b)                                   82,514,212
 650,000  Covidien, Ltd.                                         32,682,000
 793,100  Medtronic, Inc.                                        35,713,293
1,512,100 St. Jude Medical, Inc. *                               62,071,705
 750,000  Stryker Corp. (b)                                      42,915,000
                                                                $423,782,229
          Total Health Care Equipment & Services                $423,782,229
          Pharmaceuticals & Biotechnology - 5.0 %
          Pharmaceuticals - 5.0 %
1,600,700 Abbott Laboratories                                   $84,324,876
 837,837  Eli Lilly & Co. (b)                                    30,346,456
 604,900  Johnson & Johnson                                      39,439,480
 776,203  Merck & Co., Inc.                                      28,991,182
2,800,000 Pfizer, Inc.                                           48,020,000
1,379,081 Teva Pharmaceutical Industries, Ltd. (A.D.R.)          86,992,429
                                                                $318,114,423
          Total Pharmaceuticals & Biotechnology                 $318,114,423
          Banks - 2.6 %
          Diversified Banks - 1.5 %
1,980,600 U.S. Bancorp                                          $51,257,928
1,348,200 Wells Fargo & Co.                                      41,955,984
                                                                $93,213,912
          Regional Banks - 1.1 %
3,000,000 KeyCorp (b)                                           $23,250,000
 650,000  PNC Bank Corp.                                         38,805,000
 497,519  Zions Bancorporation (b)                               10,855,865
                                                                $72,910,865
          Total Banks                                           $166,124,777
          Diversified Financials - 7.8 %
          Asset Management & Custody Banks - 5.2 %
 720,000  Franklin Resources, Inc.                              $79,848,000
 950,000  Northern Trust Corp. (b)                               52,497,000
1,000,000 State Street Corp.                                     45,140,000
1,514,693 T. Rowe Price Associates, Inc. (b)                     83,202,086
2,152,100 The Bank of New York Mellon Corp.                      66,456,848
                                                                $327,143,934
          Diversified Financial Services - 1.4 %
2,601,200 Bank of America Corp.                                 $46,431,420
 933,000  JPMorgan Chase & Co.                                   41,751,750
                                                                $88,183,170
          Investment Banking & Brokerage - 0.7 %
1,624,585 Morgan Stanley                                        $47,584,095
          Specialized Finance - 0.5 %
 100,000  CME Group, Inc.                                       $31,611,000
          Total Diversified Financials                          $494,522,199
          Insurance - 2.4 %
          Property & Casualty Insurance - 2.4 %
2,348,400 Chubb Corp.                                           $121,764,540
 600,000  The Travelers Companies, Inc. (b)                      32,364,000
                                                                $154,128,540
          Total Insurance                                       $154,128,540
          Software & Services - 3.6 %
          Application Software - 1.4 %
1,240,400 Adobe Systems, Inc. *                                 $43,872,948
1,000,000 Citrix Systems, Inc. *                                 47,470,000
                                                                $91,342,948
          Data Processing & Outsourced Services - 1.6 %
1,159,200 Automatic Data Processing, Inc.                       $51,549,624
 552,800  DST Systems, Inc. (b)                                  22,913,560
 551,250  Fiserv, Inc. *                                         27,981,450
                                                                $102,444,634
          Systems Software - 0.6 %
1,200,000 Microsoft Corp.                                       $35,124,000
          Total Software & Services                             $228,911,582
          Technology Hardware & Equipment - 7.8 %
          Communications Equipment - 2.7 %
1,850,000 Cisco Systems, Inc. *                                 $48,155,500
1,500,000 Motorola, Inc. *                                       10,530,000
3,978,600 Nokia Corp. (A.D.R.) (b)                               61,827,444
 500,000  Qualcomm, Inc.                                         20,995,000
 400,000  Research In Motion *                                   29,580,000
                                                                $171,087,944
          Computer Hardware - 3.3 %
 111,250  Apple, Inc. *                                         $26,135,963
2,727,211 Hewlett-Packard Co.                                    144,951,265
 301,500  IBM Corp.                                              38,667,375
                                                                $209,754,603
          Computer Storage & Peripherals - 0.4 %
1,520,500 EMC Corp. *                                           $27,429,820
          Office Electronics - 1.4 %
1,865,850 Canon, Inc. (A.D.R.) (b)                              $86,220,927
          Total Technology Hardware & Equipment                 $494,493,294
          Semiconductors - 3.5 %
          Semiconductor Equipment - 0.8 %
2,996,500 Applied Materials, Inc.                               $40,392,820
 245,000  ASM Lithography Holdings NV (A.D.R.) (b)                8,739,150
                                                                $49,131,970
          Semiconductors - 2.7 %
1,700,000 Analog Devices, Inc.                                  $48,994,000
2,877,500 Intel Corp.                                            64,053,150
2,353,500 Texas Instruments, Inc. (b)                            57,590,145
                                                                $170,637,295
          Total Semiconductors                                  $219,769,265
          Telecommunication Services - 1.3 %
          Integrated Telecommunication Services - 1.3 %
2,000,000 AT&T Corp.                                            $51,680,000
1,026,306 Verizon Communications, Inc. (b)                       31,836,012
                                                                $83,516,012
          Total Telecommunication Services                      $83,516,012
          Utilities - 1.4 %
          Electric Utilities - 1.0 %
 263,700  FirstEnergy Corp. (b)                                 $10,308,033
 600,000  PPL Corp.                                              16,626,000
1,112,400 Southern Co. (b)                                       36,887,184
                                                                $63,821,217
          Multi-Utilities - 0.4 %
 945,100  Public Service Enterprise Group, Inc.                 $27,899,352
          Total Utilities                                       $91,720,569
          TOTAL COMMON STOCKS                                   $6,322,407,077
          (Cost  $3,963,388,622)
Principal
Amount ($)                                                         Value
          TEMPORARY CASH INVESTMENTS - 6.2 %
          Securities Lending Collateral  - 6.2 % (c)
          Certificates of Deposit:
10,788,748DnB NOR Bank ASA NY, 0.19%, 5/19/10                   $10,788,748
10,789,035Rabobank Nederland NY, 0.19%, 7/6/10                   10,789,035
10,788,748Royal Bank of Canada, 0.23%, 1/21/11                   10,788,748
9,753,028 Bank of Nova Scotia, 0.2%, 6/1/10                      9,753,028
10,788,869BBVA NY, 0.265%, 6/1/10                                10,788,869
3,282,426 BNP Paribas, 0.70%, 6/4/10                             3,282,426
11,867,622CBA Financial, 0.27%, 1/3/11                           11,867,622
                                                                $68,058,476
          Commercial Paper:
1,427,620 Caterpillar Financial Services, 0.34%, 8/20/10        $1,427,620
4,746,930 JDCLLP, 0.15%, 4/7/10                                  4,746,930
4,531,123 JDCLLP, 0.15%, 4/9/10                                  4,531,123
7,552,123 BCSFUN, 0.07%, 4/1/10                                  7,552,123
7,929,168 CATFIN, 0.17%, 4/16/10                                 7,929,168
5,392,366 CBAPP, 0.20%, 6/7/10                                   5,392,366
8,629,653 HNDAF, 0.17%, 5/4/10                                   8,629,653
2,319,364 HNDAF, 0.16%, 4/22/10                                  2,319,364
1,078,667 INDFG, 0.21%, 5/4/10                                   1,078,667
12,944,196INDFG, 0.20%, 5/3/10                                   12,944,196
8,414,171 PARFIN, 0.25%, 4/19/10                                 8,414,171
10,784,552WSTPAC, 0.25%, 5/27/10                                 10,784,552
10,788,460Char FD, 0.16%, 4/7/10                                 10,788,460
4,314,383 Ciesco, 0.19%, 5/20/10                                 4,314,383
10,786,071FASCO, 0.19%, 5/18/10                                  10,786,071
4,421,208 Kithaw, 0.16%, 5/5/10                                  4,421,208
6,471,343 Kithaw, 0.20%, 5/24/10                                 6,471,343
4,314,636 Old LLC, 0.18%, 5/11/10                                4,314,636
4,314,809 Ranger, 0.18%, 5/3/10                                  4,314,809
3,236,026 SRCPP, 0.19%, 5/6/10                                   3,236,026
8,242,409 SRCPP, 0.17%, 4/6/11                                   8,242,409
1,990,740 STRAIT, 0.18%, 4/1/10                                  1,990,740
2,096,524 STRAIT, 0.18%, 5/7/10                                  2,096,524
4,757,492 STRAIT, 0.17%, 4/26/10                                 4,757,492
4,314,013 STRAIT, 0.20%, 6/2/10                                  4,314,013
5,393,263 TB LLC, 0.19%, 5/10/10                                 5,393,263
5,391,996 TB LLC, 0.23%, 6/9/10                                  5,391,996
10,788,748Toyota Motor Credit Corp., 0.23%, 1/10/11              10,788,748
3,050,524 Wal Mart Stores, Inc., 0.22%, 7/1/10                   3,050,524
12,291,515Bank of America, 0.85%, 5/12/10                        12,291,515
5,393,580 GE, 0.30%, 1/26/11                                     5,393,580
3,238,366 GE Capital Corp., 0.43%, 8/20/10                       3,238,366
1,167,880 GE Capital Corp., 0.35%, 10/21/10                      1,167,880
1,175,818 GE Capital Corp., 0.31%, 10/6/10                       1,175,818
1,203,187 John Deere Capital Corp., 0.33%, 7/16/10               1,203,187
9,130,871 JPMorgan Chase & Co., 0.57%, 9/24/10                   9,130,871
9,770,986 CME, Inc., 0.90%, 8/6/10                               9,770,986
12,233,014Santander, 0.30%, 7/23/10                              12,233,014
2,312,979 US Bancorp, 0.65%, 5/6/10                              2,312,979
1,079,743 US Bancorp, 0.66%, 6/4/10                              1,079,743
1,653,080 US Bancorp, 0.30%, 5/28/10                             1,653,080
7,661,880 WFC, 0.70%, 1/24/11                                    7,661,880
4,314,345 WFC, 0.33%, 12/2/10                                    4,314,345
                                                                $243,049,822
          Tri-party Repurchase Agreements:
15,751,572Deutsche Bank, 0.02%, 4/1/10                          $15,751,572
32,366,243RBS Securities, Inc., 0.01%, 4/1/10                    32,366,243
                                                                $48,117,815
 Shares
          Time Deposits:
16,739,821Societe Generale, 0.12%, 4/1/10                       $16,739,821

          Money Market Mutual Funds:
17,261,995Dreyfus Preferred Money Market Fund                   $17,261,995
          Total Securities Lending Collateral                   $393,227,929
          TOTAL TEMPORARY CASH INVESTMENTS                      $393,227,929
          (Cost  $393,227,929)
          TOTAL INVESTMENT IN SECURITIES - 106.0 %              $6,715,635,006
          (Cost  $4,356,616,551)(a)
          OTHER ASSETS AND LIABILITIES - (6.0) %                $(380,602,833)
          TOTAL NET ASSETS - 100.0 %                            $6,335,032,173

    *     Non-income producing security.

(A.D.R.)  American Depositary Receipt

   (a) At March 31, 2010, the net unrealized gain on investments based on cost for federal income tax purposes of $4,364,703,834 was as follows:

          Aggregate gross unrealized gain for all investments in which
          there is an excess of value over tax cost             $2,540,023,658

          Aggregate gross unrealized loss for all investments in which
          there is an excess of tax cost over value              (189,092,486)

          Net unrealized gain                                   $2,350,931,172

   (b)    At March 31, 2010, the following securities were out on loan:

 Shares                          Security                          Value
 612,300  Alcoa, Inc.                                           $8,719,152
 227,190  ASM Lithography Holdings NV (A.D.R.)                   8,042,526
   100    C. R. Bard, Inc.                                         8,662
 268,900  BHP Billiton, Ltd. (A.D.R.)                            21,598,048
 202,900  Campbell Soup Co.                                      7,172,515
  5,000   Canadian National Railway Co.                           280,100
 70,700   Canon, Inc. (A.D.R.)                                   3,267,047
 319,100  Caterpillar, Inc.                                      20,055,435
 398,200  Coach, Inc.                                            15,736,864
  6,100   Deere & Co.                                             362,706
  9,000   DST Systems, Inc.                                       373,050
 430,200  Eli Lilly & Co.                                        15,581,844
  6,600   Emerson Electric Co.                                    332,244
 386,000  Estee Lauder Co.                                       25,039,820
  5,000   FirstEnergy Corp.                                       195,450
4,096,500 Ford Motor Corp. *                                     51,493,005
 15,800   Freeport-McMoRan Copper & Gold, Inc. (Class B)         1,319,932
   400    H.J. Heinz Co., Inc.                                    18,244
  3,000   Hershey Foods Corp.                                     128,430
  2,100   Hess Corp.                                              131,355
 89,700   KeyCorp                                                 695,175
 49,200   McGraw-Hill Co., Inc.                                  1,753,980
3,333,800 Nokia Corp. (A.D.R.)                                   51,807,252
 971,800  Nordstrom, Inc.                                        39,698,030
  1,800   Norfolk Southern Corp.                                  100,602
 61,400   Northern Trust Corp.                                   3,392,964
 113,600  PACCAR, Inc.                                           4,923,424
 19,000   Parker Hannifin Corp.                                  1,230,060
  1,400   Praxair, Inc.                                           116,200
  8,500   Southern Co.                                            281,860
 429,300  Stryker Corp.                                          24,564,546
 932,679  T. Rowe Price Associates, Inc.                         51,232,057
  8,700   Target Corp.                                            457,620
 26,900   Texas Instruments, Inc.                                 658,243
  2,000   The Travelers Companies, Inc.                           107,880
 71,400   Verizon Communications, Inc.                           2,214,828
 129,900  John Wiley & Sons, Inc.                                5,622,072
 492,500  Zions Bancorporation                                   10,746,350
          Total                                                 $379,459,572

   (c) Securities lending collateral is managed by Credit Suisse AG, New York Branch.

          Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
          Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
          Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
          Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

          The following is a summary of the inputs used as of March
          31, 2010, in valuing the Fund's assets:
                               Level 1     Level 2    Level 3    Total
Common Stocks             $6,322,407,077      $0       $0   $6,322,407,077
Temporary Cash Investments        0       375,965,934   0      375,965,934
Money Market Mutual Funds     17,261,995       0        0       17,261,995
Total                     $6,339,669,072 $375,965,934  $0   $6,715,635,006



ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date May 28, 2010


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date May 28, 2010



By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date May 28, 2010

* Print the name and title of each signing officer under his or her signature.